Going Concern (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Going Concern (Details) [Line Items]
Company cash	$ 17.0
Accumulated deficit	112.4
Net cash in operating activities	25.2
Additional financing amount	$ 20.0